--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                December 31, 2001
--------------------------------------------------------------------------------

                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Special Situations Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The Value Line Special Situations Fund lost 17.65% in 2001, compared to a loss of 11.88% for the Standard & Poor's 500 Index(1).

It was a difficult year for growth stocks and growth-stock funds. Emblematic was the 21.05% loss of the NASDAQ Composite Index(2), reflecting the weakness in the technology sector in particular. Of some consolation, perhaps, your Fund performed well relative to its peer group of growth funds: Among the "multi-cap growth" funds tracked by Lipper Inc., the Fund finished in the top 27% for the year. In addition, your Fund ranks in the top 15% of its group for three years, the top 6% for five years, and the top 25% for ten years(3).

In last year's annual report to shareholders, we wrote, "If the Fed succeeds in keeping the U.S. economy out of a severe recession, it may be the time to move into a less-defensive position in the portfolio. We will continue to follow where the earnings and stock price momentum takes us." As it turned out, we maintained a relatively defensive position in 2001. Having sold down the Fund's technology-sector holdings in 2000 and early 2001 to an underweighted position (relative to the growth indices and our peers), we continued to maintain a below-average weighting in the technology sector through the end of 2001. We have cautiously begun to rebuild the tech holdings in recent months, though, in response to improving stock price momentum, although positive earnings momentum in the sector has not yet returned.

Our stock selection process is always to stick with companies showing strong price momentum relative to other stocks, and preferably strong earnings momentum. This disciplined strategy not only helps us find winners, but also allows us to get out of lagging issues in a timely manner. The portfolio currently holds about 300 stocks of all shapes and sizes. The median market capitalization of the Fund holdings is about $3 billion, but the range is very wide, with about one-sixth of the portfolio in market caps under $1 billion and one-sixth in market caps over $15 billion and rising to well over $100 billion.

We look forward to better times ahead, but as always we remain vigilant as to near-term risks. Thank you for investing with us.

                                                    Sincerely,


                                                    /s/ Jean Bernhard Buttner

                                                    Jean Bernhard Buttner
                                                    Chairman and President

March 1, 2002

--------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2) The NASDAQ Composite Index consists of all stocks traded on the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to invest in this index.

(3) Lipper ranked the Fund 123 out of 469, 40 out of 275, 10 out of 195, and 13 out of 52 Multi Cap Growth Funds based on its total return for the 1, 3, 5, and 10 year periods ended 12/31/01, respectively.


--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The recession, which gripped the nation for much of the past year, appears to be ending. This conclusion is based on a succession of reports showing stabilizing manufacturing levels, continued strength in housing, selective improvement in retailing, and steadily declining unemployment claims. Nevertheless, given the absence of growth in the overall job market and continued depressed levels of factory usage, it appears that the economic recovery, which we expect to begin during the current half, will be muted and uneven in its early stages.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the comparatively low level of U.S. business activity in recent months. To be sure, as the U.S. economy improves, some modest increase in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, however, inflation should remain muted through at least 2002.

Finally, the Federal Reserve, which has been aggressive in reducing interest rates over the past year, in an effort to promote stronger economic activity, now appears to be at the end of its extended monetary easing cycle. We believe the Fed will now keep interest rates at current levels for most of the year, before increased business activity and modestly higher inflation encourage it to raise rates again.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
--------------------------------------------------------------------------------

             COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE VALUE LINE SPECIAL SITUATIONS FUND
                          AND THE S&P 500 STOCK INDEX*

[The following table was depicted as a mountain graph in the printed material.]

                   Value Line Special Situations Fund       S & P 500 Index
                   ----------------------------------       ---------------

1/1/92                           $10,000                        $10,000
3/92                             $ 9,659                        $ 9,747
6/92                             $ 8,312                        $ 9,933
9/92                             $ 8,263                        $10,246
12/31/92                         $ 9,655                        $10,762
3/93                             $ 9,107                        $11,232
6/93                             $ 9,735                        $11,286
9/93                             $10,787                        $11,578
12/31/93                         $10,909                        $11,846
3/94                             $10,400                        $11,397
6/94                             $ 9,306                        $11,445
9/94                             $10,934                        $12,005
12/31/94                         $11,021                        $12,003
3/95                             $11,772                        $13,171
6/95                             $12,857                        $14,429
9/95                             $14,666                        $15,575
12/31/95                         $14,213                        $16,513
3/96                             $14,686                        $17,399
6/96                             $14,870                        $18,180
9/96                             $14,852                        $18,742
12/31/96                         $15,243                        $20,305
3/97                             $14,546                        $20,847
6/97                             $17,083                        $24,486
9/97                             $20,831                        $26,322
12/31/97                         $20,136                        $27,078
3/98                             $23,696                        $30,854
6/98                             $24,224                        $31,873
9/98                             $20,511                        $28,703
12/31/98                         $26,152                        $34,815
3/99                             $27,364                        $36,550
6/99                             $30,422                        $39,126
9/99                             $30,600                        $36,683
12/31/99                         $42,278                        $42,141
3/00                             $47,459                        $43,108
6/00                             $45,696                        $41,962
9/00                             $47,803                        $41,556
12/31/2000                       $39,413                        $38,304
3/1/2001                         $31,430                        $33,763
6/1/2001                         $35,128                        $35,739
9/1/2001                         $29,070                        $30,493
12/31/2001                       $32,456                        $33,752

                            (From 1/1/92 to 12/31/01)

================================================================================

* The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                        Average Annual     Growth of an Assumed
                                         Total Return      Investment of $10,000
                                        --------------     ---------------------

 1 year ended 12/31/01..............         -17.65%              $ 8,235

 5 years ended 12/31/01.............         +16.32%              $21,293

10 years ended 12/31/01.............         +12.49%              $32,456

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Portfolio Highlights at December 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                        Value        Percentage
Issue                                      Shares  (in thousands)  of Net Assets
--------------------------------------------------------------------------------

Microsoft Corp. .......................    80,000       $5,300           2.0%
International Game Technology .........    46,000        3,142           1.2
Wal-Mart Stores, Inc. .................    44,000        2,532           1.0
General Electric Co. ..................    60,000        2,405           0.9
Varian Medical Systems, Inc. ..........    31,000        2,209           0.8
Chico's FAS, Inc. .....................    55,000        2,183           0.8
Alliant Techsystems, Inc. .............    25,875        1,998           0.8
Tenet Healthcare Corp. ................    34,000        1,996           0.8
Bed Bath & Beyond Inc. ................    56,000        1,898           0.7
PerkinElmer, Inc. .....................    54,000        1,891           0.7

Five Largest Industry Categories

                                          Value        Percentage
Industry                             (in thousands)   of Net Assets
--------------------------------------------------------------------------------

Computer Software & Services ..........   $24,400          9.3%
Drug ..................................    20,979          8.0
Medical Supplies ......................    18,396          7.0
Retail--Special Lines .................    17,007          6.5
Medical Services ......................    12,979          5.0

Five Largest Net Security Purchases*

                                            Cost
Issue                                  (in thousands)
--------------------------------------------------------------------------------

DJ Orthopedics Inc. ...................    $1,416
Stericycle, Inc. ......................       876
Johnson & Johnson .....................       865
Abbott Laboratories ...................       811
HCA, Inc. .............................       742

Five Largest Net Security Sales*

                                          Proceeds
Issue                                  (in thousands)
--------------------------------------------------------------------------------

Elan Corp. plc (ADR) ..................    $2,257
IndyMac Bancorp, Inc. .................     1,521
Southwest Airlines Co. ................     1,407
PartnerRe Ltd. ........................     1,407
ACE Ltd. ..............................     1,368

*     For the six month period ended 12/31/01.


-------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (97.5%)

       ADVERTISING (1.3%)
45,000 Direct Focus, Inc.* ..................................        $ 1,404
12,000 Omnicom Group, Inc. ..................................          1,072
21,000 TMP Worldwide, Inc.* .................................            901
                                                                     -------
                                                                       3,377

       AEROSPACE/DEFENSE (3.0%)
25,875 Alliant Techsystems, Inc.* ...........................          1,998
20,000 DRS Technologies, Inc.* ..............................            713
23,750 Engineered Support Systems, Inc. .....................            812
20,000 General Dynamics Corp. ...............................          1,593
14,000 L-3 Communications
         Holdings, Inc.* ....................................          1,260
22,000 Newport News
         Shipbuilding, Inc. .................................          1,568
                                                                     -------
                                                                       7,944

       AIR TRANSPORT (0.2%)
10,000 FedEx Corp.* .........................................            519

       APPAREL (0.3%)
 3,000 Coach, Inc.* .........................................            117
16,000 VF Corp. .............................................            624
                                                                     -------
                                                                         741

       AUTO & TRUCK (0.2%)
10,000 Navistar International Corp.*  .......................            395

       AUTO PARTS (1.0%)
30,000 ArvinMeritor, Inc. ...................................            589
11,000 Genuine Parts Co. ....................................            404
10,000 Johnson Controls, Inc. ...............................            807
12,000 Magna International Inc.
         Class "A" ..........................................            762
                                                                     -------
                                                                       2,562

       BANK (3.3%)
25,000 BB&T Corp. ...........................................            903
16,000 City National Corp. ..................................            750
20,000 Commerce Bancorp, Inc. ...............................            787
26,000 Compass Bancshares, Inc. .............................            736
42,000 Hibernia Corp. Class "A" .............................            747
21,000 National Commerce
         Financial Corp. ....................................            531
25,000 North Fork Bancorporation, Inc. ......................            800
25,000 Pacific Century Financial Corp. ......................            647
13,000 Regions Financial Corp. ..............................            389
40,000 SouthTrust Corp. .....................................            987
31,000 Synovus Financial Corp. ..............................            776
17,000 Westamerica Bancorporation ...........................            673
                                                                     -------
                                                                       8,726

       BANK--MIDWEST (1.5%)
18,000 Fifth Third Bancorp ..................................          1,104
 9,000 Marshall & Ilsley Corp. ..............................            570
 9,000 Northern Trust Corp. .................................            542
34,000 TCF Financial Corp. ..................................          1,631
                                                                     -------
                                                                       3,847

       BEVERAGE--ALCOHOLIC (0.6%)
26,000 Constellation Brands, Inc.
         Class "A"* .........................................          1,114
 8,000 Coors (Adolph) Co. Class "B" .........................            427
                                                                     -------
                                                                       1,541

       BEVERAGE--SOFT DRINK (0.7%)
30,000 Pepsi Bottling Group, Inc. (The) .....................            705
25,000 PepsiCo, Inc. ........................................          1,217
                                                                     -------
                                                                       1,922

       BIOTECHNOLOGY (0.2%)
25,000 Isis Pharmaceuticals, Inc.* ..........................            555

       BUILDING MATERIALS (0.7%)
32,000 Apogee Enterprises, Inc. .............................            506
16,500 Dal-Tile International Inc.* .........................            384
 5,000 Granite Construction Inc. ............................            120
14,000 Jacobs Engineering Group, Inc.* ......................            924
                                                                     -------
                                                                       1,934

       CHEMICAL--SPECIALTY (0.2%)
35,000 Airgas, Inc.* ........................................            529

       COAL (0.3%)
15,000 CONSOL Energy, Inc. ..................................            373
15,000 Massey Energy Corp. ..................................            311
                                                                     -------
                                                                         684

       COMPUTER &
         PERIPHERALS (1.2%)
30,000 Inter-Tel Inc. .......................................            577
10,000 International Business
         Machines Corp. .....................................          1,210
14,000 Mercury Computer Systems, Inc.* ......................            547
 3,000 Storage Technology Corp.* ............................             62
16,000 Tech Data Corp.* .....................................            692
                                                                     -------
                                                                       3,088


--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

       COMPUTER SOFTWARE
         & SERVICES (9.3%)
45,000 Activision, Inc.* ...............................             $ 1,171
15,000 Advent Software, Inc.* ..........................                 749
17,000 Affiliated Computer Services, Inc.
         Class "A"* ....................................               1,804
21,000 ANSYS, Inc.* ....................................                 518
20,000 ATI Technologies, Inc.* .........................                 254
52,000 Borland Software Corp.* .........................                 814
11,000 Cognos Inc.* ....................................                 275
33,000 Digital River, Inc.* ............................                 525
20,000 Electronic Data Systems Corp. ...................               1,371
16,000 Fair, Issac & Co., Inc. .........................               1,008
15,000 First Data Corp. ................................               1,177
31,500 Fiserv, Inc.* ...................................               1,333
80,000 Inktomi Corp.* ..................................                 537
16,000 Intuit Inc.* ....................................                 685
23,000 Itron, Inc.* ....................................                 697
25,000 JDA Software Group, Inc.* .......................                 559
80,000 Microsoft Corp.* ................................               5,300
35,000 Midway Games, Inc.* .............................                 525
16,000 MSC.Software Corp.* .............................                 250
52,000 Networks Associates, Inc.* ......................               1,344
12,000 Numerical Technologies, Inc.*  ..................                 422
27,000 Perot Systems Corp. Class "A"* ..................                 551
26,000 Precise Software Solutions Ltd.* ................                 537
46,000 SunGard Data Systems Inc.* ......................               1,331
10,000 Symantec Corp.* .................................                 663
                                                                     -------
                                                                      24,400

       DIVERSIFIED
         COMPANY (2.1%)
18,000 American Standard
         Companies, Inc.* ..............................               1,228
   800 ARAMARK Corp. Class "B"* ........................                  22
19,000 Hillenbrand Industries, Inc. ....................               1,050
21,000 ITT Industries, Inc. ............................               1,061
17,000 Teleflex, Inc. ..................................                 804
21,000 Tyco International Ltd. .........................               1,237
                                                                     -------
                                                                       5,402

       DRUG (8.0%)
 4,100 American Pharmaceutical
         Partners, Inc.* ...............................                  85
25,000 Andrx Group* ....................................               1,760
17,000 ArQule, Inc.* ...................................                 289
 6,562 Barr Laboratories, Inc.* ........................                 521
11,900 Biovail Corp.* ..................................                 669
27,000 Cell Genesys, Inc.* .............................                 627
 8,500 Cephalon, Inc.* .................................                 643
29,000 Covance Inc.* ...................................                 658
10,000 CV Therapeutics, Inc.* ..........................                 520
16,000 Dr. Reddy's Laboratories
         Limited (ADR)* ................................                 303
27,000 First Horizon
         Pharmaceutical Corp.* .........................                 794
22,000 Forest Laboratories, Inc.* ......................               1,803
10,766 Genzyme Corp.-General Division* .................                 644
12,000 Gilead Sciences, Inc.* ..........................                 789
11,000 ICOS Corp.* .....................................                 632
 6,285 ImClone Systems Inc.* ...........................                 292
11,000 InterMune, Inc.* ................................                 542
30,000 Interneuron Pharmaceuticals, Inc.* ..............                 333
41,124 King Pharmaceuticals, Inc.* .....................               1,733
 9,000 Medicis Pharmaceutical Corp.
         Class "A"* ....................................                 581
11,000 Neurocrine Biosciences, Inc.*  ..................                 564
55,000 Perrigo Co.* ....................................                 650
42,000 Pharmaceutical Product
         Development, Inc.* ............................               1,357
20,000 Pharmaceutical Resources, Inc.* .................                 676
29,000 Serologicals Corp.* .............................                 624
39,000 SICOR, Inc.* ....................................                 612
20,000 Taro Pharmaceutical
         Industries, Ltd.* .............................                 799
24,000 Teva Pharmaceutical
         Industries Ltd. (ADR) .........................               1,479
                                                                     -------
                                                                      20,979

       E-COMMERCE (0.4%)
36,000 Entrust, Inc.* ..................................                 367
21,000 Websense, Inc.* .................................                 673
                                                                     -------
                                                                       1,040

       EDUCATIONAL
         SERVICES (2.0%)
28,500 Apollo Group, Inc. Class "A"*  ..................               1,283
50,000 Career Education Corp.* .........................               1,714
27,000 Corinthian Colleges, Inc.* ......................               1,104
25,000 Education Management Corp.* .....................                 906
13,000 Sylvan Learning Systems, Inc.* ..................                 287
                                                                     -------
                                                                       5,294

       ELECTRIC
         UTILITY--WEST (0.2%)
23,000 Xcel Energy, Inc. ...............................                 638


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

       ELECTRICAL
         EQUIPMENT (1.4%)
60,000 General Electric Co. ................................          $ 2,405
22,200 Intermagnetics General Corp.*  ......................              575
22,000 Zoran Corp.* ........................................              718
                                                                      -------
                                                                        3,698

       ELECTRONICS (1.1%)
12,000 FEI Company* ........................................              378
22,000 Flextronics International Ltd.* .....................              528
19,000 Genesis Microchip, Inc.* ............................            1,256
17,000 Harman International
         Industries, Inc. ..................................              767
                                                                      -------
                                                                        2,929

       ENTERTAINMENT
         TECHNOLOGY (1.1%)
16,000 Electronic Arts Inc.* ...............................              959
31,258 Gemstar-TV Guide
         International, Inc.* ..............................              866
20,000 THQ, Inc.* ..........................................              969
                                                                      -------
                                                                        2,794

       ENVIRONMENTAL (0.8%)
17,000 Stericycle, Inc.* ...................................            1,035
33,000 Waste Management, Inc. ..............................            1,053
                                                                      -------
                                                                        2,088

       FINANCIAL SERVICES--
         DIVERSIFIED (4.6%)
 9,000 American International
         Group, Inc. .......................................              715
20,000 Bisys Group, Inc. (The)* ............................            1,280
28,000 Block (H. & R.), Inc. ...............................            1,252
16,000 Capital One Financial Corp. .........................              863
45,000 Cendant Corp.* ......................................              883
28,000 Citigroup, Inc. .....................................            1,413
26,000 Concord EFS, Inc.* ..................................              852
14,000 Federal National
         Mortgage Association ..............................            1,113
33,000 Fidelity National Financial, Inc. ...................              818
 4,000 Gallagher (Arthur J.) & Co. .........................              138
20,000 Global Payments, Inc. ...............................              688
22,500 Investment Technology
         Group, Inc.* ......................................              879
17,000 Radian Group, Inc. ..................................              730
15,000 Willis Group Holdings Ltd.* .........................              353
                                                                      -------
                                                                       11,977

       FOOD PROCESSING (0.6%)
 4,000 Dean Foods Co.* .....................................              273
13,000 Flowers Foods, Inc.* ................................              519
22,500 Kraft Foods Inc. Class "A"* .........................              766
                                                                      -------
                                                                        1,558

       FOOD WHOLESALERS (0.7%)
20,000 Fleming Companies, Inc. .............................              370
21,000 Performance Food Group Co.* .........................              739
36,000 Supervalu, Inc. .....................................              796
                                                                      -------
                                                                        1,905

       FURNITURE/HOME
         FURNISHINGS (0.4%)
18,000 Mohawk Industries, Inc.* ............................              988

       GROCERY (0.4%)
21,000 Whole Foods Market, Inc.* ...........................              915

       HEALTHCARE INFORMATION
         SYSTEMS (0.8%)
28,000 Cerner Corp.* .......................................            1,398
29,000 Incyte Genomics, Inc.* ..............................              567
                                                                      -------
                                                                        1,965

       HOME APPLIANCE (0.3%)
10,000 Whirlpool Corp. .....................................              733

       HOTEL/GAMING (2.0%)
26,100 Ameristar Casinos, Inc.* ............................              654
43,000 Argosy Gaming Company* ..............................            1,398
46,000 International Game Technology* ......................            3,142
 4,000 Penn National Gaming, Inc.* .........................              121
                                                                      -------
                                                                        5,315

       HOUSEHOLD
         PRODUCTS (0.4%)
23,000 Dial Corp. (The) ....................................              394
 7,000 Procter & Gamble Co. (The) ..........................              554
                                                                      -------
                                                                          948

       INDUSTRIAL SERVICES (0.6%)
 3,000 Administaff, Inc.* ..................................               82
10,000 Copart, Inc.* .......................................              364
16,000 Emcor Group, Inc.* ..................................              726
 3,000 Expeditors International of
         Washington, Inc. ..................................              171
10,000 URS Corp.* ..........................................              274
                                                                      -------
                                                                        1,617


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

       INFORMATION SERVICES (0.3%)
 9,000 ChoicePoint, Inc.* ....................................       $   456
18,000 Equifax, Inc. .........................................           435
                                                                     -------
                                                                         891

       INSURANCE--LIFE (0.1%)
 8,000 Prudential Financial, Inc.* ...........................           266

       INSURANCE--PROPERTY/
         CASUALTY (1.8%)
11,000 Berkley (W.R.) Corp. ..................................           591
10,000 HCC Insurance Holdings, Inc. ..........................           276
 3,000 Mercury General Corp. .................................           131
50,000 Ohio Casualty Corp.* ..................................           802
45,000 Old Republic International Corp. ......................         1,260
 6,000 Progressive Corp. .....................................           896
 9,000 XL Capital Ltd. Class "A" .............................           822
                                                                     -------
                                                                       4,778

       INTERNET (0.9%)
51,000 E*Trade Group, Inc.* ..................................           523
21,000 FreeMarkets, Inc.* ....................................           503
21,000 Overture Services, Inc.* ..............................           744
34,000 S1 Corp.* .............................................           550
                                                                     -------
                                                                       2,320

       MACHINERY (1.0%)
35,000 AGCO Corp. ............................................           552
13,000 Donaldson Co., Inc. ...................................           505
28,000 Stanley Works .........................................         1,304
 7,000 York International Corp. ..............................           267
                                                                     -------
                                                                       2,628

       MEDICAL SERVICES (5.0%)
15,000 American Healthways, Inc.* ............................           479
24,000 AmeriPath, Inc.* ......................................           768
58,000 Beverly Enterprises, Inc.* ............................           499
35,000 DaVita, Inc.* .........................................           856
10,000 DIANON Systems, Inc.* .................................           608
16,000 HCA, Inc. .............................................           617
 9,000 Laboratory Corp. of
         America Holdings* ...................................           728
34,000 Lincare Holdings, Inc.* ...............................           974
22,000 Lumenis Ltd.* .........................................           433
21,000 Manor Care, Inc.* .....................................           498
37,000 MIM Corp.* ............................................           659
19,000 Pediatrix Medical Group, Inc.* ........................           644
22,000 Quest Diagnostics, Inc.* ..............................         1,578
34,000 Tenet Healthcare Corp.* ...............................         1,996
20,000 Triad Hospitals, Inc.* ................................           587
 5,000 UnitedHealth Group, Inc. ..............................           354
 6,000 Wellpoint Health Networks, Inc.* ......................           701
                                                                     -------
                                                                      12,979

       MEDICAL SUPPLIES (7.0%)
15,000 Abbott Laboratories ...................................           836
 9,000 AmerisourceBergen Corp. ...............................           572
27,750 Biomet, Inc. ..........................................           857
18,000 Cooper Companies, Inc. ................................           900
56,000 Cytyc Corp.* ..........................................         1,462
23,000 DENTSPLY International, Inc. ..........................         1,155
83,300 DJ Orthopedics Inc.* ..................................         1,108
21,000 Inamed Corp.* .........................................           631
24,000 Integra LifeSciences
         Holdings Corp.* .....................................           632
15,000 Johnson & Johnson .....................................           886
18,000 McKesson Corp. ........................................           673
22,702 Medtronic, Inc. .......................................         1,163
34,000 Patterson Dental Co.* .................................         1,392
13,000 ResMed Inc.* ..........................................           701
33,000 Respironics, Inc.* ....................................         1,143
34,000 Henry Schein, Inc.* ...................................         1,259
14,000 Stryker Corp. .........................................           817
31,000 Varian Medical Systems, Inc.*  ........................         2,209
                                                                     -------
                                                                      18,396

       METAL FABRICATING (0.4%)
24,000 Harsco Corp. ..........................................           823
 6,000 Shaw Group, Inc.* .....................................           141
                                                                     -------
                                                                         964

       OFFICE EQUIPMENT &
         SUPPLIES (0.9%)
62,000 Moore Corporation Ltd.* ...............................           589
54,000 Office Depot, Inc.* ...................................         1,001
70,000 Xerox Corp. ...........................................           730
                                                                     -------
                                                                       2,320

       PACKAGING &
         CONTAINER (0.3%)
40,000 Packaging Corp. of America* ...........................           726

       PHARMACY SERVICES (0.9%)
 7,000 AdvancePCS* ...........................................           205
46,000 Caremark Rx, Inc.* ....................................           750
18,000 Express Scripts, Inc. Class "A"* ......................           842
25,000 Omnicare, Inc. ........................................           622
                                                                     -------
                                                                       2,419


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

       PRECISION
         INSTRUMENT (2.4%)
15,000 FLIR Systems, Inc.* ...................................       $   569
11,000 Kronos Inc.* ..........................................           532
27,000 Mettler Toledo International, Inc.* ...................         1,400
54,000 PerkinElmer, Inc. .....................................         1,891
38,000 Thermo Electron Corp.* ................................           907
22,000 Waters Corp.* .........................................           852
                                                                     -------
                                                                       6,151

       PUBLISHING (0.2%)
11,000 Scholastic Corp.* .....................................           554

       R.E.I.T. (0.4%)
16,000 Chelsea Property Group, Inc. ..........................           786
15,000 Thornburg Mortgage, Inc. ..............................           295
                                                                     -------
                                                                       1,081

       RAILROAD (1.1%)
16,000 Canadian National
         Railway Company .....................................           773
18,000 CP Holders Inc. .......................................           706
22,000 CSX Corp. .............................................           771
33,000 Norfolk Southern Corp. ................................           605
                                                                     -------
                                                                       2,855

       RECREATION (1.5%)
 9,000 Electronics Boutique
         Holdings Corp.* .....................................           360
24,000 Harley-Davidson, Inc. .................................         1,303
12,000 JAKKS Pacific, Inc.* ..................................           227
56,000 Mattel, Inc. ..........................................           963
13,000 Polaris Industries, Inc. ..............................           751
15,000 SCP Pool Corp.* .......................................           412
                                                                     -------
                                                                       4,016

       RESTAURANT (3.4%)
39,000 Brinker International, Inc.* ..........................         1,161
22,000 CBRL Group, Inc. ......................................           648
43,500 Cheesecake Factory, Inc. (The)* .......................         1,512
30,000 CKE Restaurants, Inc.* ................................           272
43,000 Darden Restaurants, Inc. ..............................         1,522
18,000 Jack in the Box, Inc.* ................................           496
11,000 Panera Bread Co.--Class "A"* ..........................           572
60,800 Ruby Tuesday, Inc. ....................................         1,254
37,500 Sonic Corp.* ..........................................         1,350
                                                                     -------
                                                                       8,787

       RETAIL BUILDING
         SUPPLY (0.7%)
21,000 Hughes Supply, Inc. ...................................           648
28,000 Lowe's Companies, Inc. ................................         1,300
                                                                     -------
                                                                       1,948

       RETAIL STORE (4.1%)
12,000 BJ's Wholesale Club Inc.* .............................           529
42,700 Circuit City Stores, Inc.--
         CarMax Group* .......................................           971
30,000 Costco Wholesale Corp.* ...............................         1,331
51,000 Family Dollar Stores, Inc. ............................         1,529
19,200 Kohl's Corp.* .........................................         1,353
21,100 MCSi, Inc.* ...........................................           495
36,000 Penney (J.C.) Co., Inc. ...............................           969
26,000 Target Corp. ..........................................         1,067
44,000 Wal-Mart Stores, Inc. .................................         2,532
                                                                     -------
                                                                      10,776

       RETAIL--SPECIAL
         LINES (6.5%)
25,000 Abercrombie & Fitch Co.
         Class "A"* ..........................................           663
17,500 American Eagle Outfitters, Inc.* ......................           458
16,000 AutoZone, Inc.* .......................................         1,149
56,000 Bed Bath & Beyond Inc.* ...............................         1,898
22,000 Blockbuster, Inc. Class "A" ...........................           554
24,000 Borders Group, Inc.* ..................................           476
55,000 Chico' s FAS, Inc.* ...................................         2,183
24,000 Christopher & Banks Corp.* ............................           822
22,000 Circuit City Stores, Inc.--
         Circuit City Group ..................................           571
43,000 Foot Locker, Inc.* ....................................           673
18,000 Lands' End, Inc.* .....................................           903
23,000 99 Cents Only Stores* .................................           876
31,500 O'Reilly Automotive, Inc.* ............................         1,149
60,000 Pep Boys--Manny Moe & Jack ............................         1,029
19,000 Ross Stores, Inc. .....................................           610
11,000 Sonic Automotive, Inc.
         Class "A"* ..........................................           258
34,000 Talbots, Inc. (The) ...................................         1,233
32,000 Too, Inc.* ............................................           880
30,000 Toys 'R' Us, Inc.* ....................................           622
                                                                     -------
                                                                      17,007


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2001
--------------------------------------------------------------------------------

                                                                       Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

       SEMICONDUCTOR (1.1%)
41,000 Axcelis Technologies, Inc.* ..........................       $    528
35,000 Conexant Systems, Inc.* ..............................            503
10,000 Marvell Technology Group Ltd.* .......................            358
17,000 Microchip Technology Inc.* ...........................            659
23,000 Microtune, Inc.* .....................................            540
40,000 United Microelectronics
         Corp. (ADR)* .......................................            384
                                                                    --------
                                                                       2,972

       SHOE (0.6%)
10,000 Nike, Inc. Class "B" .................................            562
38,000 Reebok International Ltd.* ...........................          1,007
                                                                    --------
                                                                       1,569

       TELECOMMUNICATION
         SERVICES (0.3%)
16,000 Intrado, Inc.* .......................................            429
 7,000 Mobile TeleSystem
         OJSC (ADR)* ........................................            249
                                                                    --------
                                                                         678

       TELECOMMUNICATIONS
         EQUIPMENT (0.9%)
54,000 Polycom, Inc.* .......................................          1,857
22,000 UTStarcom, Inc.* .....................................            627
                                                                    --------
                                                                       2,484

       THRIFT (2.5%)
30,450 Charter One Financial, Inc. ..........................            827
34,000 Dime Bancorp, Inc. ...................................          1,227
32,000 Golden State Bancorp, Inc. ...........................            837
32,000 New York Community
         Bancorp, Inc. ......................................            732
63,000 Sovereign Bancorp, Inc. ..............................            771
50,000 Staten Island Bancorp, Inc. ..........................            815
27,200 Washington Federal, Inc. .............................            701
 6,000 Washington Mutual, Inc. ..............................            196
17,000 Webster Financial Corp. ..............................            536
                                                                    --------
                                                                       6,642

       TOBACCO (0.1%)
 8,000 Vector Group Ltd. ....................................            263

       TRUCKING/TRANSPORTATION
         LEASING (0.4%)
11,000 Landstar System, Inc.* ...............................            798
10,000 Roadway Corp. ........................................            367
                                                                    --------
                                                                       1,165

       WIRELESS
         NETWORKING (0.6%)
37,000 Handspring, Inc.* ....................................            249
 9,500 Metro One
         Telecommunications, Inc.* ..........................            288
16,000 Proxim, Inc.* ........................................            159
44,000 RF Micro Devices Inc.* ...............................            846
                                                                    --------
                                                                       1,542

       OTHER (0.2%)
17,000 Weight Watchers
         International, Inc.* ...............................            575
                                                                    --------

       TOTAL COMMON STOCKS AND
         TOTAL INVESTMENT
         SECURITIES (97.5%)
         (Cost $197,114,000) ................................        255,299
                                                                    --------

                                                                      Value
  Principal                                                       (in thousands
   Amount                                                       except per share
(in thousands)                                                       amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (2.4%)
   (including accrued interest)
   $6,400 Collateralized by $5,065,000
            U.S. Treasury Bonds 8.125%,
            due 8/15/19, with a value of
            $6,548,000 (with Morgan
            Stanley Dean Witter & Co.,
            1.60%, dated 12/31/01,
            due 1/2/02, delivery value
            $6,400,569)...................................             6,400

CASH AND OTHER ASSETS IN
   EXCESS OF LIABILITIES (0.1%) ..........................               130
                                                                    --------
NET ASSETS (100.0%) ......................................          $261,829
                                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($261,829,211 / 13,814,935
   shares outstanding) ...................................          $  18.95
                                                                    ========

*     Non-income producing.

(ADR) American Depository Receipts.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2001
--------------------------------------------------------------------------------

                                                                   (In thousands
                                                                    except per
                                                                   share amount)
                                                                   -------------

Assets:
Investment securities, at value
   (Cost--$197,114) .......................................          $ 255,299
Repurchase agreement
   (Cost--$6,400) .........................................              6,400
Cash ......................................................                 55
Receivable for securities sold ............................              4,455
Receivable for capital shares sold ........................                222
Dividends receivable ......................................                106
                                                                     ---------
    Total Assets ..........................................            266,537
                                                                     ---------
Liabilities:
Payable for securities purchased ..........................              2,641
Payable for capital shares repurchased ....................              1,786
Accrued expenses:
   Advisory fee ...........................................                167
   Service and distribution
    plan fees payable .....................................                 56
   Other ..................................................                 58
                                                                     ---------
    Total Liabilities .....................................              4,708
                                                                     ---------
Net Assets ................................................          $ 261,829
                                                                     =========

Net Assets consist of:
Capital stock, at $1.00 par value
   (authorized 100,000,000, outstanding
   13,814,935 shares) .....................................          $  13,815
Additional paid-in capital ................................            199,793
Accumulated net realized loss on
   investments ............................................             (9,964)
Net unrealized appreciation of
   investments ............................................             58,185
                                                                     ---------
Net Assets ................................................          $ 261,829
                                                                     =========

Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($261,829,211 / 13,814,935
   shares outstanding) ....................................          $   18.95
                                                                     =========

Statement of Operations
for the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------

Investment Income:
Dividends (Net of foreign
   withholding taxes of $9) ...............................          $  1,544
Interest ..................................................               750
                                                                     --------
    Total Income ..........................................             2,294
                                                                     --------
Expenses:
Advisory fee ..............................................             2,314
Service and distribution plan fees ........................               771
Transfer agent ............................................               139
Custodian fees ............................................                82
Auditing and legal fees ...................................                52
Postage ...................................................                43
Printing ..................................................                34
Registration fees .........................................                29
Directors' fees and expenses ..............................                22
Telephone .................................................                21
Insurance, dues and other .................................                11
                                                                     --------
    Total Expenses Before Custody
      Credits .............................................             3,518
    Less: Custody Credits .................................                (8)
                                                                     --------
    Net Expenses ..........................................             3,510
                                                                     --------
Net Investment Loss .......................................            (1,216)
                                                                     --------
Net Realized and Unrealized Loss
   on Investments:
    Net Realized Loss .....................................            (9,710)
    Change in Net Unrealized
      Appreciation ........................................           (59,848)
                                                                     --------
Net Realized Loss and Change in
   Net Unrealized Appreciation
   on Investments .........................................           (69,558)
                                                                     --------
Net Decrease in Net Assets from
   Operations .............................................          $(70,774)
                                                                     ========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2001 and 2000
--------------------------------------------------------------------------------

                                                                   Year Ended     Year Ended
                                                                  December 31,   December 31,
                                                                      2001           2000
                                                                  ---------------------------
                                                                         (In thousands)
Operations:
   Net investment loss .......................................     $  (1,216)     $  (3,084)
   Net realized (loss) gain on investments ...................        (9,710)        21,781
   Change in net unrealized appreciation .....................       (59,848)       (48,769)
                                                                   ------------------------
   Net decrease in net assets from operations ................       (70,774)       (30,072)
                                                                   ------------------------

Distributions to Shareholders:
   Net realized gain from investment transactions ............        (6,030)       (27,045)
                                                                   ------------------------

Capital Share Transactions:
   Proceeds from sale of shares ..............................       575,420        866,937
   Proceeds from reinvestment of distributions to shareholders         5,714         25,327
   Cost of shares repurchased ................................      (630,765)      (867,914)
                                                                   ------------------------
   Net (decrease) increase from capital share transactions ...       (49,631)        24,350
                                                                   ------------------------
Total Decrease in Net Assets .................................      (126,435)       (32,767)

Net Assets:
   Beginning of year .........................................       388,264        421,031
                                                                   ------------------------
   End of year ...............................................     $ 261,829      $ 388,264
                                                                   ========================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

2. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                        Year           Year
                                                       Ended           Ended
                                                    December 31,    December 31,
                                                        2001            2000
                                                    ----------------------------
Shares sold ..................................         28,406          30,371
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .........................            305           1,071
                                                      -----------------------
                                                       28,711          31,442
Shares repurchased ...........................        (31,384)         30,497
                                                      -----------------------
Net (decrease) increase ......................         (2,673)            945
                                                      =======================
Distributions per share from
   net realized gains ........................        $ .4385          $ 1.71
                                                      =======================


--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 2001
--------------------------------------------------------------------------------

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Year Ended
                                                                   December 31,
                                                                       2001
                                                                  --------------
                                                                  (in thousands)

Purchases:
Investment Securities ..................................                $257,112
                                                                        ========
Sales:
Investment Securities ..................................                $318,000
                                                                        ========

4. Income Taxes

At December 31, 2001, information on the tax components of capital is as follows:

                                                                        (in
                                                                      thousands)

Cost of investments for tax purposes .....................            $ 203,716
                                                                      =========

Gross tax unrealized appreciation ........................            $  62,484
Gross tax unrealized depreciation ........................               (4,501)
                                                                      ---------
Net tax unrealized appreciation
   on investments ........................................            $  57,983
                                                                      =========

Capital loss carryforward, expires
   December 31, 2009 .....................................            $   9,758
                                                                      =========

The tax composition of dividends was all from ordinary income.

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of net asset accounts. During 2001, the Fund reclassified $1,216,000 from accumulated net investment loss to additional paid-in-capital. Net investment loss, net realized gains, and net assets were not affected by this reclassification. Net realized gain (loss) differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

5. Investment Advisory Contract, Management Fees, and Transactions With
   Affiliates

An advisory fee of $2,314,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2001. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2001, fees amounting to $771,000 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund. During the year ended December 31, 2001, the Fund paid brokerage commissions totaling $301,000 to the distributor, which clears its transactions through unaffiliated brokers.

For the year ended December 31, 2001, the Fund's expenses were reduced by $8,319 under a custody credit agreement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at December 31, 2001, owned 94,997 shares of the Fund's capital stock, representing 0.7% of the outstanding shares. In addition, certain officers and directors of the Fund owned 132,897 shares of the Fund, representing 0.9% of the shares outstanding.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                             Years ended December 31,
                                                      ---------------------------------------------------------------------
                                                          2001            2000            1999            1998         1997
                                                      ---------------------------------------------------------------------
Net asset value, beginning of year ............       $  23.55        $  27.09        $  17.70        $  14.48     $  13.34
                                                      ---------------------------------------------------------------------

Income (loss) from
   investment operations:

     Net investment loss ......................           (.09)           (.19)           (.04)           (.04)        (.02)

     Net gains or losses on securities
       (both realized and unrealized) .........          (4.07)          (1.64)          10.83            4.30         4.15
                                                      ---------------------------------------------------------------------

     Total from investment operations .........          (4.16)          (1.83)          10.79            4.26         4.13
                                                      ---------------------------------------------------------------------
   Less distributions:

     Dividends from net investment income .....             --              --              --              --            #

     Distributions from capital gains .........           (.44)          (1.71)          (1.40)          (1.04)       (2.99)
                                                      ---------------------------------------------------------------------

     Total distributions ......................           (.44)          (1.71)          (1.40)          (1.04)       (2.99)
                                                      ---------------------------------------------------------------------

Net asset value, end of year ..................       $  18.95        $  23.55        $  27.09        $  17.70     $  14.48
                                                      =====================================================================

Total return ..................................         -17.65%          -6.78%          61.66%          29.88%       32.10%
                                                      =====================================================================

Ratios/Supplemental Data:

Net assets, end of year (in thousands)  .......       $261,829        $388,264        $421,031        $190,634     $116,040

Ratio of expenses to average net assets .......           1.14%(1)        1.01%(1)         .89%(1)        1.02%        1.08%

Ratio of net investment loss
   to average net assets ......................           (.39)%          (.68)%          (.22)%          (.34)%       (.14)%

Portfolio turnover rate .......................             88%             78%             85%            183%         240%

#     Dividend paid was less than one cent per share

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 14, 2002


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                           Length of            Other Directorships
Name, Address, and Age              Position               Time Served          Held by Director
---------------------------------------------------------------------------------------------------
Interested Directors*

Jean Bernhard Buttner               Chairman of the        18 years             Value Line, Inc.
Age 67                              Board of Directors
                                    and President

Principal Occupation During the Past 5 Years:

Chairman, President and Chief Executive Officer of Value Line, Inc. (the "Adviser") and Value Line
Publishing, Inc. Chairman and President of each of the( 15 Value Line Funds and Value Line
Securities, Inc. (the "Distributor")
---------------------------------------------------------------------------------------------------

Marion N. Ruth                      Director               2 years              Value Line, Inc.
5 Outrider Road
Rolling Hills, CA 90274
Age 66

Principal Occupation During the Past 5 Years:

Real Estate Executive: President. Ruth Realty (real estate broker); Director of the Adviser since
October 2000.
---------------------------------------------------------------------------------------------------

Non-Interested Directors

John W. Chandler                    Director               11 years             None
1611 Cold Spring Rd
Williamstown, MA 01267
Age 78

Principal Occupation During the Past 5 Years:

Consultant, Academic Search Consultation Service, Inc. Trustee Emeritus and Chairman (1993 - 1994)
of the Board of Trustees of Duke University; President Emeritus, Williams College.
---------------------------------------------------------------------------------------------------

Frances T. Newton                   Director               2 years              None
4921 Buckingham Drive
Charlotte, NC 28209
Age 60

Principal Occupation During the Past 5 Years:

Customer Support Analyst, Duke Power Company
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.

                                                           Length of            Other Directorships
Name, Address, and Age              Position               Time Served          Held by Director
-------------------------------------------------------------------------------------------------------------
Francis C. Oakley                   Director               2 years              Berkshire Life Insurance
54 Scott Hill Road                                                              Company.
Williamstown, MA 01267
Age 70

Principal Occupation During the Past 5 Years:

Professor of History, Williams College, 1961 to present. President Emeritus since 1994 and President, 1985 -
1994; Chairman (1993 - 1997) of the American Council of Learned Societies; President of the Board of Trustees
of the Sterling and Francene Clark Art Institute since 1998.
-------------------------------------------------------------------------------------------------------------

David H. Porter                     Director               5 years              None
5 Birch Run Drive
Saratoga Springs, NY 12866
Age 66

Principal Occupation During the Past 5 Years:

Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987 - 1998.
-------------------------------------------------------------------------------------------------------------

Paul Craig Roberts                  Director               18 years             A. Schulman Inc. (plastics).
169 Pompano St.
Panama City Beach, FL 32413
Age 62

Principal Occupation During the Past 5 Years:

Chairman, Institute for Political Economy.
-------------------------------------------------------------------------------------------------------------

Nancy-Beth Sheerr                   Director               6 years              None
1409 Beaumont Drive
Gladwyne, PA 19035
Age 52

Principal Occupation During the Past 5 Years:

Senior Financial Advisor, Hawthorne, since January 2001; Chairman, Radcliffe College Board of Trustees,
1990 - 1999.
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

                                                                Length of       Other Directorships
Name, Address, and Age              Position                    Time Served     Held by Director
---------------------------------------------------------------------------------------------------
Officers

Stephen Grant                       Vice President              4 years         --
Age 48

Principal Occupation During the Past 5 Years:

Portfolio Manager with the Adviser.
---------------------------------------------------------------------------------------------------

Alan Hoffman                        Vice President              1 year          --
Age 48

Principal Occupation During the Past 5 Years:

Portfolio Manager with the Adviser.
---------------------------------------------------------------------------------------------------

Bradley Brooks                      Vice President              1 year          --
Age 39

Principal Occupation During the Past 5 Years:

Portfolio Manager with the Adviser since 1999; Securities Analyst with the Adviser 1997 - 1999;
Fixed-Income Trader, HSBC Securities, Inc. 1989 - 1994.
---------------------------------------------------------------------------------------------------

David T. Henigson                   Vice President,             7 years         --
Age 44                              Secretary and Treasurer

Principal Occupation During the Past 5 Years:

Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the
Distributor. Vice President, Secretary and Treasurer of each of the 15 Value Line Funds.
---------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                    The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

                     (This page intentionally left blank.)


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

                     (This page intentionally left blank.)


--------------------------------------------------------------------------------
22

                                    The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

                     (This page intentionally left blank.)


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

INVESTMENT ADVISER                              Value Line, Inc.
                                                220 East 42nd Street
                                                New York, NY 10017-5891

DISTRIBUTOR                                     Value Line Securities, Inc.
                                                220 East 42nd Street
                                                New York, NY 10017-5891

CUSTODIAN BANK                                  State Street Bank and Trust Co.
                                                225 Franklin Street
                                                Boston, MA 02110

SHAREHOLDER                                     State Street Bank and Trust Co.
SERVICING AGENT                                 c/o NFDS
                                                P.O. Box 219729
                                                Kansas City, MO 64121-9729

INDEPENDENT                                     PricewaterhouseCoopers LLP
ACCOUNTANTS                                     1177 Avenue of the Americas
                                                New York, NY 10036

LEGAL COUNSEL                                   Peter D. Lowenstein, Esq.
                                                Two Sound View Drive, Suite 100
                                                Greenwich, CT 06830

DIRECTORS                                       Jean Bernhard Buttner
                                                John W. Chandler
                                                Frances T. Newton
                                                Francis C. Oakley
                                                David H. Porter
                                                Paul Craig Roberts
                                                Marion N. Ruth
                                                Nancy-Beth Sheerr

OFFICERS                                        Jean Bernhard Buttner
                                                Chairman and President
                                                Stephen E. Grant
                                                Vice President
                                                Alan N. Hoffman
                                                Vice President
                                                Bradley T. Brooks
                                                Vice President
                                                David T. Henigson
                                                Vice President and
                                                Secretary/Treasurer
                                                Joseph Van Dyke
                                                Assistant Secretary/Treasurer
                                                Stephen La Rosa
                                                Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #520523